Other receivables, net (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Other receivables, net
Advances to third parties or employees	$ 1,107,124	$ 1,202,601
Interest receivables	446,667	236,667
Total other receivables	1,553,791	1,439,268
Less: allowance for credit losses	(413,903)	(403,403)	$ (2,972,289)
Total other receivables, net	$ 1,139,888	$ 1,035,865